Stock Warrants	9 Months Ended
Sep. 30, 2021
Warrants Disclosure [Abstract]
Stock Warrants

Note 8 - Stock Warrants

On May 4, 2021, the Company issued 500,000 warrants to M. Botbol, a related party, in connection with conversion of a 10% subordinated convertible debenture in the amount of $25,000 (see Note 7 – “Short-Term and Long-Term Debt”). The warrants entitle the holder to purchase one share of common stock at an exercise price of $0.05 per share at any time on or after the inception date, May 4, 2021, through May 4, 2026, the expiration date. The warrants will not be listed for trading on any national securities exchange.

On June 11, 2021, the Company issued 6,583,500 warrants to Legacy Tech Partners, LLC (LTP), a related party, in connection with conversion of a 10% subordinated convertible debenture in the amount of $330,000 of outstanding principal (see Note 7 – “Short-Term and Long-Term Debt”). The warrants entitle the holder to purchase one share of common stock at an exercise price of $0.05 per share at any time on or after the inception date, June 11, 2021, through March 8, 2026, the expiration date. The warrants are not listed for trading on any national securities exchange.

A summary of the warrant activities for the nine months ended September 30, 2021, is as follows:

	Warrants Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value (in 000’s)[1]
Balance as of January 1, 2021	-	-	-	-
Granted	7,083,500	$0.05	-	-
Balance as of September 30, 2021	7,083,500	$0.05	4.5	270
Exercisable as of September 30, 2021	7,083,500	$0.05	4.5	270

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $0.0881 for our common stock on September 30, 2021.